Assets and Liabilities Held for Sale - Narrative (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment of property, plant and equipment	$ 20,324	$ 259,115
Proceeds from disposal	20,253	19,561
Loss on disposal	298	3,569
Colombia Property
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment of property, plant and equipment	1,900
Proceeds from disposal	0	0
Loss on disposal	0	0
Restructuring Facilities
Disclosure of analysis of single amount of discontinued operations [line items]
Fair value less costs of disposal		13,600
Proceeds from disposal	0	11,440
Loss on disposal	0	2,198
Uruguay Properties
Disclosure of analysis of single amount of discontinued operations [line items]
Fair value less costs of disposal		700
Proceeds from disposal	0	602
Loss on disposal	0	67
Nordic Sky
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal	0	7,519
Loss on disposal	0	(1,304)
Valley
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal	5,573	0
Loss on disposal	277	0
Polaris
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal	14,680	0
Loss on disposal	$ 21	$ 0